Quarterly Report
July 31, 2024
MFS®  Lifetime®  2060 Fund
ML6-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	539,818	$4,950,136
MFS Total Return Bond Fund - Class R6	389,889	3,723,440
		$8,673,576
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	144,086	$2,028,732
MFS Blended Research International Equity Fund - Class R6	1,651,820	22,613,410
MFS Emerging Markets Equity Fund - Class R6	58,030	2,039,158
MFS International Growth Fund - Class R6	163,376	7,168,951
MFS International Intrinsic Value Fund - Class R6	171,449	7,228,297
MFS International New Discovery Fund - Class R6	248,110	8,301,759
MFS Research International Fund - Class R6	344,755	8,222,409
		$57,602,716
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	2,878,158	$10,102,335
MFS Global Real Estate Fund - Class R6	599,473	10,292,948
		$20,395,283
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	247,917	$9,443,175
MFS Blended Research Growth Equity Fund - Class R6	435,614	10,315,328
MFS Blended Research Mid Cap Equity Fund - Class R6	1,383,666	20,893,361
MFS Blended Research Small Cap Equity Fund - Class R6	318,861	5,264,387
MFS Blended Research Value Equity Fund - Class R6	674,404	11,424,395
MFS Growth Fund - Class R6	48,905	10,345,778
MFS Mid Cap Growth Fund - Class R6 (a)	321,886	10,277,826
MFS Mid Cap Value Fund - Class R6	301,625	10,490,531
MFS New Discovery Fund - Class R6 (a)	81,667	2,565,162
MFS New Discovery Value Fund - Class R6	136,137	2,626,075
MFS Research Fund - Class R6	157,220	9,466,243
MFS Value Fund - Class R6	218,635	11,476,161
		$114,588,422
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	4,729,474	$4,729,947
Total Investment Companies		$205,989,944

Other Assets, Less Liabilities – (0.0)%		(3,940)
Net Assets – 100.0%		$205,986,004
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $205,989,944.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$205,989,944	$—	$—	$205,989,944
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,878,527	$216,826	$572,258	$43,836	$876,244	$9,443,175
MFS Blended Research Emerging Markets Equity Fund	1,962,390	70,437	142,047	5,909	132,043	2,028,732
MFS Blended Research Growth Equity Fund	9,823,647	330,574	1,021,365	169,991	1,012,481	10,315,328
MFS Blended Research International Equity Fund	21,368,026	796,145	1,313,151	63,157	1,699,233	22,613,410
MFS Blended Research Mid Cap Equity Fund	19,209,312	1,259,087	1,116,708	21,379	1,520,291	20,893,361
MFS Blended Research Small Cap Equity Fund	4,800,523	353,484	442,804	11,484	541,700	5,264,387
MFS Blended Research Value Equity Fund	10,600,697	700,338	535,926	6,898	652,388	11,424,395
MFS Commodity Strategy Fund	9,637,887	923,327	196,665	(62,082)	(200,132)	10,102,335
MFS Emerging Markets Equity Fund	1,963,085	83,157	140,925	1,067	132,774	2,039,158
MFS Global Real Estate Fund	9,625,899	518,562	843,374	(47,984)	1,039,845	10,292,948
MFS Growth Fund	9,810,297	386,838	857,945	110,716	895,872	10,345,778
MFS Inflation-Adjusted Bond Fund	4,645,899	395,355	219,159	(48,308)	176,349	4,950,136
MFS Institutional Money Market Portfolio	4,467,901	968,476	706,881	(54)	505	4,729,947
MFS International Growth Fund	6,746,491	276,268	386,058	10,682	521,568	7,168,951
MFS International Intrinsic Value Fund	6,733,969	402,834	424,049	(82,740)	598,283	7,228,297
MFS International New Discovery Fund	7,757,775	502,754	475,845	(56,756)	573,831	8,301,759
MFS Mid Cap Growth Fund	9,576,214	611,880	407,093	(1,042)	497,867	10,277,826
MFS Mid Cap Value Fund	9,665,948	605,741	608,119	11,607	815,354	10,490,531
MFS New Discovery Fund	2,397,748	165,320	185,840	(16,950)	204,884	2,565,162
MFS New Discovery Value Fund	2,411,586	203,289	230,775	5,379	236,596	2,626,075
MFS Research Fund	8,870,494	353,376	475,090	18,305	699,158	9,466,243
MFS Research International Fund	7,728,444	401,320	436,700	11,514	517,831	8,222,409
MFS Total Return Bond Fund	3,496,418	251,426	168,261	(20,609)	164,466	3,723,440
MFS Value Fund	10,621,334	769,627	636,420	4,905	716,715	11,476,161
	$192,800,511	$11,546,441	$12,543,458	$160,304	$14,026,146	$205,989,944
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	15,963	9,307
MFS Inflation-Adjusted Bond Fund	81,842	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,908	$—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	11,501	4,726
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	39,903	—
MFS Value Fund	56,323	—
	$269,440	$14,033
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